Cover Document	Nov. 07, 2019
Entity Information
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	UNITED PARCEL SERVICE INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Street	55 Glenlake Parkway NE
Entity Address, City	Atlanta,
Entity Address, State	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001090727
Amendment Flag	false
New York Stock Exchange
Entity Information
Title of Each Class	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | Floating-Rate Senior Notes Due 2020
Entity Information
Title of Each Class	Floating-Rate Senior Notes Due 2020
Trading Symbol	UPS20A
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1.625% Senior Notes Due 2025
Entity Information
Title of Each Class	1.625% Senior Notes Due 2025
Trading Symbol	UPS25
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1% Senior Notes due 2028
Entity Information
Title of Each Class	1% Senior Notes due 2028
Trading Symbol	UPS28
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 0.375% Senior Notes due 2023
Entity Information
Title of Each Class	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1.500% Senior Notes due 2032
Entity Information
Title of Each Class	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Name of Each Exchange on Which Registered	NYSE